PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 9.5%
69,320  Vanguard FTSE
Developed Markets
ETF
$ 3,660,790
7.5
15,680  Vanguard Long-Term
Treasury ETF
964,947
2.0
Total Exchange-Traded
Funds
(Cost $3,834,256)
4,625,737
9.5
MUTUAL FUNDS : 90.5%
Affiliated Investment Companies : 90.5%
138,983  Voya High Yield Bond
Fund - Class R6
977,052
2.0
379,207  Voya Intermediate
Bond Fund - Class R6
3,405,280
7.0
305,059  Voya Large Cap Value
Portfolio - Class R6
1,958,480
4.0
182,494  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,956,333
4.0
607,745  Voya Multi-Manager
International Equity
Fund - Class I
6,837,132
14.0
134,307  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,462,599
3.0
25,369  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,949,365
4.0
15,436
(1)
Voya Small Cap
Growth Fund - Class
R6
734,424
1.5
73,917  Voya Small Company
Fund - Class R6
1,220,374
2.5
707,302  Voya U.S. Stock Index
Portfolio - Class I
14,167,255
29.0
151,233  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,453,349
3.0
69,773  VY
®
Invesco Comstock
Portfolio - Class I
1,474,311
3.0
125,953  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,656,414
7.5
136,469  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,454,764
3.0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
15,565  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,461,532
3.0
Total Mutual Funds
(Cost $39,364,700)
44,168,664
90.5
Total Long-Term
Investments
(Cost $43,198,956)
48,794,401
100.0
Total Investments in
Securities
(Cost $43,198,956) $ 48,794,401 100.0
Liabilities in Excess
of Other Assets (8,673) 0.0
Net Assets $ 48,785,728 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,625,737 $ — $ — $ 4,625,737
Mutual Funds 44,168,664 — — 44,168,664
Total Investments, at fair value $ 48,794,401 $ — $ — $ 48,794,401
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 791,812 $ 290,178 $ (117,738) $ 12,800 $ 977,052 $ 43,613 $ 4,713 $ —
Voya Intermediate Bond Fund -
Class R6
2,720,608 1,111,016 (503,830) 77,486 3,405,280 106,857 2,505 —
Voya Large Cap Value Portfolio -
Class R6
1,704,722 469,078 (333,076) 117,756 1,958,480 3,784 71,833 90,476
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,991,981 402,422 (559,200) 121,130 1,956,333 — 46,388 —
Voya Multi-Manager International
Equity Fund - Class I
2,734,608 4,747,518 (1,110,966) 465,972 6,837,132 — 128,334 —
Voya Multi-Manager International
Factors Fund - Class I
3,158,683 593,512 (3,584,042) (168,153) — — 371,139 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
982,535 759,924 (446,256) 166,396 1,462,599 — (5,253) —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,635,675 484,308 (344,127) 173,509 1,949,365 7,230 151,985 63,395
Voya Small Cap Growth Fund -
Class R6
608,205 133,496 (104,813) 97,536 734,424 — 21,513 —
Voya Small Company Fund - Class
R6
1,028,264 309,609 (210,842) 93,343 1,220,374 — 26,159 —
Voya U.S. Stock Index Portfolio -
Class I
11,391,369 4,429,069 (2,522,557) 869,374 14,167,255 11,000 541,095 1,015,023
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,141,846 536,564 (254,742) 29,681 1,453,349 59,943 (17,468) —
VY
®
Invesco Comstock Portfolio -
Class I
1,203,814 408,647 (206,325) 68,175 1,474,311 1,223 (5,934) 122,814
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,971,624 800,525 (551,728) 435,993 3,656,414 14,882 (92,536) 41,221
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
982,137 894,333 (428,148) 6,442 1,454,764 — 18,874 138,300
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,321,726 459,489 (356,945) 37,262 1,461,532 — 102,067 129,142
$ 36,369,609 $ 16,829,688 $ (11,635,335) $ 2,604,702 $ 44,168,664 $ 248,532 $ 1,365,414 $ 1,600,371
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution 2040 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,595,445
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 5,595,445